Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 10:             INCOME TAXES

As of December 31, 2014 and 2013, retained earnings included approximately $5,075,000 for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,878,000 as of both December 31, 2014 and 2013.

The provision (credit) for income taxes consists of:

	Years Ended
	December 31,
	2014	2013	2012

Taxes currently payable	$560,468	$647,036	$(292,122)
Deferred income taxes	666,561	983,526	160,784
	$1,227,029	$1,630,562	$(131,338)

The tax effects of temporary differences related to deferred taxes shown on the December 31, 2014 and 2013 balance sheets are:

	December 31,	December 31,
	2014	2013
Deferred tax assets:
Allowances for loan losses	$2,240,123	$2,886,592
Writedowns on foreclosed assets held for sale	781,870	879,113
Deferred loan fees/costs	96,877	64,886
Unrealized depreciation on available-for-sale securities	263,358	1,471,923
Other	421,873	382,723
	3,804,101	5,685,237
Deferred tax liabilities:
FHLB stock dividends	(52,455)	(68,953)
Accumulated depreciation	(268,503)	(273,481)
Other	(70,630)	(64,152)
	(391,588)	(406,586)
Deferred tax asset before valuation allowance	3,412,513	5,278,651
Valuation allowance:
Beginning balance	-	(1,645,379)
Decrease from sale of state income tax credits	-	1,719,978
Increase for state low income housing tax credits generated	-	(74,599)
Ending balance	-	-
Net deferred tax asset	$3,412,513	$5,278,651

A reconciliation of income tax expense at the statutory rate to income tax expense at the Company’s effective rate is shown below:

	Years ended
	December 31,

	2014		2013	2012
Computed at statutory rate	34.0%		34.0%	34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(11.1%	)	(9.0% )	(33.1%	)
ESOP	-		-	(3.3%	)
Cash surrender value of life insurance	(1.8%	)	(1.9% )	(7.9%	)
Valuation allowance	-		-	(3.5%	)
Other	(3.6%	)	0.6%	6.6%
Actual effective rate	17.5%		23.7%	(7.2%	)